LONG POND REAL ESTATE SELECT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Common Stocks — 99.9%	Shares	Fair Value
Consumer Discretionary — 25.4%*
Accor S.A. (France)	80,673	$ 4,364,802
DR Horton, Inc.	6,429	1,022,275
Hilton Grand Vacations, Inc.(a)	69,338	2,969,747
Hilton Worldwide Holdings, Inc.	6,798	1,937,634
Hyatt Hotels Corporation, Class A	30,620	5,033,621
Taylor Morrison Home Corporation(a)	61,292	3,842,396
Wyndham Hotels & Resorts, Inc.	56,936	4,167,715
		23,338,190
Real Estate — 74.5%*
Agree Realty Corporation - REIT	34,377	2,585,838
American Tower Corporation - REIT	7,361	1,334,328
Americold Realty Trust, Inc. - REIT	288,177	3,120,957
AvalonBay Communities, Inc. - REIT	14,780	2,689,073
Camden Property Trust - REIT	33,901	3,605,032
CubeSmart - REIT	110,617	4,118,271
Equinix, Inc. - REIT	3,828	2,883,671
Equity LifeStyle Properties, Inc. - REIT	73,280	4,607,114
Equity Residential - REIT	72,542	4,479,469
Federal Realty Investment Trust - REIT	13,775	1,360,006
Gaming and Leisure Properties, Inc. - REIT	59,944	2,609,362
Independence Realty Trust, Inc. - REIT	211,544	3,627,980
Invitation Homes, Inc. - REIT	151,443	4,270,693
Mid-America Apartment Communities, Inc. - REIT	43,758	5,946,275
National Storage Affiliates Trust - REIT	139,801	4,117,139
Prologis, Inc. - REIT	32,948	4,234,806
SBA Communications Corporation, Class A - REIT	13,716	2,664,607
UDR, Inc. - REIT	206,304	7,513,592
Ventas, Inc. - REIT	35,562	2,867,364
		68,635,577
Total Common Stocks
(Cost $90,014,253)		91,973,767

Total Investments — 99.9%
(Cost $90,014,253)		91,973,767

Other Assets in Excess of Liabilities - 0.1%		51,994

Total Net Assets — 100.0%		$ 92,025,761

REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
*	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Non-income producing security.